Financial risk - Bank’s liquid assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Liquid assets	$ 1,404	$ 1,048
Cash and due from banks
Disclosure of financial assets [line items]
Liquid assets	1,211	846
FVOCI
Disclosure of financial assets [line items]
Liquid assets	194	202
Total
Disclosure of financial assets [line items]
Liquid assets	1,405	1,048
United State of America | Cash and due from banks
Disclosure of financial assets [line items]
Liquid assets	1,203	690
United State of America | FVOCI
Disclosure of financial assets [line items]
Liquid assets	89	90
United State of America | Total
Disclosure of financial assets [line items]
Liquid assets	1,292	780
Other O.E.C.D countries | Cash and due from banks
Disclosure of financial assets [line items]
Liquid assets	0	100
Other O.E.C.D countries | FVOCI
Disclosure of financial assets [line items]
Liquid assets	0	0
Other O.E.C.D countries | Total
Disclosure of financial assets [line items]
Liquid assets	0	100
Latin America | Cash and due from banks
Disclosure of financial assets [line items]
Liquid assets	8	6
Latin America | FVOCI
Disclosure of financial assets [line items]
Liquid assets	0	0
Latin America | Total
Disclosure of financial assets [line items]
Liquid assets	8	6
Other countries | Cash and due from banks
Disclosure of financial assets [line items]
Liquid assets	0	0
Other countries | FVOCI
Disclosure of financial assets [line items]
Liquid assets	0	0
Other countries | Total
Disclosure of financial assets [line items]
Liquid assets	0	0
Multilateral | Cash and due from banks
Disclosure of financial assets [line items]
Liquid assets	0	50
Multilateral | FVOCI
Disclosure of financial assets [line items]
Liquid assets	105	112
Multilateral | Total
Disclosure of financial assets [line items]
Liquid assets	$ 105	$ 162